Payments, Details - 12 months ended Dec. 31, 2025 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	In-kind	In-kind Calc.
#: 1
	$ 10,470,000	Taxes	Australia		Government of Australia	Wandoo
#: 2
	1,870,000	Fees	Australia		Government of Australia	Wandoo
#: 3
	11,130,000		Australia		Government of Australia, Australian Taxation Office	Wandoo
#: 4
	1,050,000		Australia		Government of Australia, National Offshore Petroleum Safety and Environmental Management Authority	Wandoo
#: 5
	1,690,000	Fees	Ireland		Government of Ireland	Corrib
#: 6
	1,380,000	Fees	Ireland		Government of Ireland, Commission for Regulation of Utilities	Corrib
#: 7
	300,000	Fees	Ireland		Government of Ireland, Department of Communications Climate Action and Environment	Corrib
#: 8
	7,160,000	Royalties	United States of America	snj:US-WY	County of Campbell, Wyoming	Powder River Basin, Wyoming
#: 9
	7,160,000		United States of America	snj:US-WY	County of Campbell, Wyoming, Campbell County Clerk
#: 10
	6,630,000	Royalties	United States of America	snj:US-WY	State of Wyoming
#: 11
	100,000	Fees	United States of America	snj:US-WY	State of Wyoming
#: 12
	6,290,000		United States of America	snj:US-WY	State of Wyoming, Department of Revenue
#: 13
	380,000		United States of America	snj:US-WY	State of Wyoming, State Lands and Investments
#: 14
	1,520,000	Royalties	United States of America		Government of the United States of America
#: 15
	1,520,000	Royalties	United States of America		Government of the United States of America
#: 16
	2,340,000	Royalties	Croatia		Government of the Republic of Croatia	Croatia
#: 17
	370,000	Fees	Croatia		Government of the Republic of Croatia	Croatia
#: 18
	1,530,000	Royalties	Croatia	snj:HR-16	Municipality of Stari Jankovci	Croatia
#: 19
	10,000	Fees	Croatia	snj:HR-16	Municipality of Stari Jankovci	Croatia
#: 20
	1,540,000		Croatia	snj:HR-16	Municipality of Stari Jankovci	Croatia
#: 21
	1,360,000	Royalties	Croatia	snj:HR-16	City of Vinkovci	Croatia
#: 22
	10,000	Fees	Croatia	snj:HR-16	City of Vinkovci	Croatia
#: 23
	1,370,000		Croatia	snj:HR-16	City of Vinkovci	Croatia
#: 24
	1,140,000	Royalties	Croatia	snj:HR-16	Municipality of Tompojevci	Croatia
#: 25
	10,000	Fees	Croatia	snj:HR-16	Municipality of Tompojevci	Croatia
#: 26
	1,500,000		Croatia	snj:HR-16	Municipality of Tompojevci	Croatia
#: 27
	940,000	Royalties	Croatia	snj:HR-16	Municipality of Nutar	Croatia
#: 28
	10,000	Fees	Croatia	snj:HR-16	Municipality of Nutar	Croatia
#: 29
	950,000		Croatia	snj:HR-16	Municipality of Nutar	Croatia
#: 30
	910,000	Royalties	Croatia	snj:HR-16	Municipality of Bogdanovci	Croatia
#: 31
	10,000	Fees	Croatia	snj:HR-16	Municipality of Bogdanovci	Croatia
#: 32
	920,000		Croatia	snj:HR-16	Municipality of Bogdanovci	Croatia
#: 33
	220,000	Fees	Slovakia		Government of Slovakia	Slovakia
#: 34
	220,000	Fees	Slovakia		Government of Slovakia	Slovakia
#: 35
	28,770,000	Taxes	Netherlands		Government of the Netherlands	Netherlands
#: 36
	10,000	Royalties	Netherlands		Government of the Netherlands	Netherlands
#: 37
	4,050,000	Fees	Netherlands		Government of the Netherlands	Netherlands
#: 38
	56,830,000	Prod. Entitlements	Netherlands		Government of the Netherlands	Netherlands
#: 39
	32,430,000		Netherlands		Government of the Netherlands, Tax and Customs Administration
#: 40
	410,000		Netherlands		Government of the Netherlands, Ministry of Economic Affairs
#: 41
	660,000	Fees	Netherlands	snj:NL-NB	Municipality of Waalwijk	Netherlands
#: 42
	660,000	Fees	Netherlands	snj:NL-NB	Municipality of Waalwijk
#: 43
	610,000	Fees	Netherlands	snj:NL-FR	Municipality of Achtkarspelen	Netherlands
#: 44
	610,000	Fees	Netherlands	snj:NL-FR	Municipality of Achtkarspelen
#: 45
	250,000	Fees	Netherlands	snj:NL-FR	Province of Friesland	Netherlands
#: 46
	250,000	Fees	Netherlands	snj:NL-FR	Province of Friesland
#: 47
	100,000	Fees	Netherlands	snj:NL-FR	Municipality of Harlingen	Netherlands
#: 48
	100,000	Fees	Netherlands	snj:NL-FR	Municipality of Harlingen
#: 49
	66,010,000	Taxes	Germany		Government of Germany	Corporate
#: 50
	100,000	Fees	Germany		Government of Germany	Corporate
#: 51
	34,480,000		Germany		Government of Germany, Federal Central Tax Office
#: 52
	31,560,000		Germany		Government of Germany, Hannover North Tax Office
#: 53
	24,250,000	Taxes	Germany	snj:DE-NI	City of Hannover
#: 54
	890,000	Royalties	Germany	snj:DE-NI	State of Lower Saxony	Eastern Hannover/East Friesland
#: 55
	3,620,000	Royalties	Germany	snj:DE-NI	State of Lower Saxony	Dummersee-Uchte
#: 56
	2,600,000	Royalties	Germany	snj:DE-NI	State of Lower Saxony	Hannover Gas
#: 57
	370,000	Fees	Germany	snj:DE-NI	State of Lower Saxony	Eastern Hannover/East Friesland
#: 58
	7,480,000		Germany	snj:DE-NI	State of Lower Saxony, State Authority for Mining Energy and Geology
#: 59
	7,310,000	Taxes	Germany	snj:DE-NI	Municipality of Wesendorf
#: 60
	90,000	Fees	Germany	snj:DE-NI	Municipality of Wesendorf	Corporate
#: 61
	2,130,000	Taxes	Germany	snj:DE-NI	City of Peine
#: 62
	620,000	Taxes	Germany	snj:DE-NI	Municipality of Rhauderfehn
#: 63
	60,000	Taxes	Germany	snj:DE-NI	Municipality of Edemissen
#: 64
	60,000	Fees	Germany	snj:DE-NI	Municipality of Edemissen
#: 65
	45,210,000	Royalties	Canada	snj:CA-AB	Government of Alberta	Alberta
#: 66
	2,010,000	Fees	Canada	snj:CA-AB	Government of Alberta	Alberta
#: 67
	35,140,000		Canada	snj:CA-AB	Government of Alberta, Provincial Treasurer of Alberta	Alberta
#: 68
	9,840,000		Canada	snj:CA-AB	Government of Alberta, Alberta Department of Energy	Alberta
#: 69
	1,600,000		Canada	snj:CA-AB	Government of Alberta, Alberta Department of Resource Development	Alberta
#: 70
	290,000		Canada	snj:CA-AB	Government of Alberta, Alberta Boilers Safety Association	Alberta
#: 71
	210,000		Canada	snj:CA-AB	Government of Alberta, Alberta Petroleum Marketing Commission	Alberta
#: 72
	150,000		Canada	snj:CA-AB	Government of Alberta, Alberta Minister Of Finance	Alberta
#: 73
	9,840,000	Royalties	Canada	snj:CA-AB	Government of Alberta, Alberta Department of Energy	Alberta	Yes	prevailing commodity prices at the time of transfer
#: 74
	3,820,000	Taxes	Canada	snj:CA-SK	Government of Saskatchewan	Alberta
#: 75
	14,640,000	Royalties	Canada	snj:CA-SK	Government of Saskatchewan
#: 76
	440,000	Fees	Canada	snj:CA-SK	Government of Saskatchewan	Saskatchewan
#: 77
	14,270,000		Canada	snj:CA-SK	Government of Saskatchewan, Saskatchewan Ministry of the Economy	Saskatchewan
#: 78
	4,580,000		Canada	snj:CA-SK	Government of Saskatchewan, Saskatchewan Minister of Finance	Saskatchewan
#: 79
	7,060,000	Royalties	Canada	snj:CA-BC	Government of British Columbia	British Columbia
#: 80
	320,000	Fees	Canada	snj:CA-BC	Government of British Columbia	British Columbia
#: 81
	7,060,000		Canada	snj:CA-BC	Government of British Columbia, British Columbia Minister of Finance	British Columbia
#: 82
	250,000		Canada	snj:CA-BC	Government of British Columbia, British Columbia Energy Regulator	British Columbia
#: 83
	6,890,000	Fees	Canada	snj:CA-AB	Yellowhead County	Alberta
#: 84
	6,890,000	Fees	Canada	snj:CA-AB	Yellowhead County	Alberta
#: 85
	6,440,000	Fees	Canada	snj:CA-AB	Alberta Energy Regulator	Alberta
#: 86
	6,440,000	Fees	Canada	snj:CA-AB	Alberta Energy Regulator
#: 87
	2,090,000	Fees	Canada	snj:CA-AB	Clearwater County	Alberta
#: 88
	2,090,000	Fees	Canada	snj:CA-AB	Clearwater County
#: 89
	1,570,000	Fees	Canada	snj:CA-AB	Brazeau County	Alberta
#: 90
	1,570,000	Fees	Canada	snj:CA-AB	Brazeau County
#: 91
	1,070,000	Fees	Canada	snj:CA-SK	Rural Municipality of Antler No. 61	Alberta
#: 92
	1,070,000	Fees	Canada	snj:CA-SK	Rural Municipality of Antler No. 61
#: 93
	850,000	Fees	Canada	snj:CA-SK	Rural Municipality of Enniskillen No. 3	Alberta
#: 94
	850,000	Fees	Canada	snj:CA-SK	Rural Municipality of Enniskillen No. 3
#: 95
	710,000	Fees	Canada	snj:CA-SK	Rural Municipality of Souris Valley No. 7	Alberta
#: 96
	710,000	Fees	Canada	snj:CA-SK	Rural Municipality of Souris Valley No. 7
#: 97
	540,000	Fees	Canada	snj:CA-SK	Rural Municipality of Lomond No. 37	Alberta
#: 98
	540,000	Fees	Canada	snj:CA-SK	Rural Municipality of Lomond No. 37
#: 99
	410,000	Royalties	Canada	snj:CA-SK	Government of Canada	Alberta
#: 100
	10,000	Fees	Canada	snj:CA-SK	Government of Canada	Alberta
#: 101
	420,000		Canada	snj:CA-SK	Government of Canada, Receiver General	Alberta
#: 102
	350,000	Fees	Canada	snj:CA-SK	Rural Municipality of Coalfields No. 4	Alberta
#: 103
	350,000	Fees	Canada	snj:CA-SK	Rural Municipality of Coalfields No. 4	Alberta
#: 104
	350,000	Fees	Canada	snj:CA-AB	Red Deer County	Alberta
#: 105
	350,000	Fees	Canada	snj:CA-AB	Red Deer County	Alberta
#: 106
	340,000	Fees	Canada	snj:CA-SK	Rural Municipality of Moose Creek No. 33	Alberta
#: 107
	340,000	Fees	Canada	snj:CA-SK	Rural Municipality of Moose Creek No. 33	Alberta
#: 108
	310,000	Fees	Canada	snj:CA-AB	Saddle Hills County
#: 109
	310,000	Fees	Canada	snj:CA-AB	Saddle Hills County
#: 110
	230,000	Fees	Canada	snj:CA-BC	City of Dawson Creek
#: 111
	230,000	Fees	Canada	snj:CA-BC	City of Dawson Creek
#: 112
	190,000	Fees	Canada	snj:CA-SK	Rural Municipality of Laurier No. 38
#: 113
	190,000	Fees	Canada	snj:CA-SK	Rural Municipality of Laurier No. 38
#: 114
	160,000	Fees	Canada	snj:CA-SK	Rural Municipality of Kindersley No. 290
#: 115
	160,000	Fees	Canada	snj:CA-SK	Rural Municipality of Kindersley No. 290
#: 116
	160,000	Fees	Canada	snj:CA-MB	Rural Municipality of Pipestone
#: 117
	160,000	Fees	Canada	snj:CA-MB	Rural Municipality of Pipestone
#: 118
	160,000	Fees	Canada	snj:CA-SK	Rural Municipality of Storthoaks No. 31
#: 119
	160,000	Fees	Canada	snj:CA-SK	Rural Municipality of Storthoaks No. 31
#: 120
	30,000	Royalties	Canada	snj:CA-SK	Rural Municipality of Cymri No. 36
#: 121
	120,000	Fees	Canada	snj:CA-SK	Rural Municipality of Cymri No. 36
#: 122
	150,000		Canada	snj:CA-SK	Rural Municipality of Cymri No. 36
#: 123
	140,000	Fees	Canada	snj:CA-AB	Sturgeon County
#: 124
	140,000	Fees	Canada	snj:CA-AB	Sturgeon County
#: 125
	9,360,000	Taxes	France		Government of France	France
#: 126
	710,000	Fees	France		Government of France, Tresor Public
#: 127
	170,000	Fees	France		Government of France, ATMO Nouvelle Aquitaine
#: 128
	9,500,000	Royalties	France	snj:FR-NAQ	Department of Gironde
#: 129
	120,000	Fees	France	snj:FR-NAQ	Department of Gironde
#: 130
	7,180,000	Royalties	France	snj:FR-IDF	Department of Seine et Marne
#: 131
	6,770,000	Royalties	France	snj:FR-NAQ	Department of Landes
#: 132
	1,750,000	Royalties	France	snj:FR-IDF	Department of Essonne, Recette Divisionnaire Des Impots De L Essonne
#: 133
	1,710,000	Royalties	France	snj:FR-IDF	Department of Essonne, SIP Etampes
#: 134
	440,000	Royalties	France	snj:FR-IDF	Department of Essonne, Recette Divisionnaire Des Impots De Etampes
#: 135
	2,270,000	Royalties	France	snj:FR-CVL	Municipality of Montargis
#: 136
	1,450,000	Royalties	France	snj:FR-CVL	Department of Loiret
#: 137
	1,390,000	Royalties	France	snj:FR-IDF	Municipality of Melun
#: 138
	1,600,000	Royalties	France	snj:FR-NAQ	Municipality of Pau
#: 139
	910,000	Royalties	France	snj:FR-NAQ	Department of Pyrenees Atlantiques
#: 140
	390,000	Royalties	France	snj:FR-IDF	Municipality of Provins
#: 141
	$ 290,000	Royalties	France	snj:FR-IDF	Municipality of Corbeil Essones